UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO July 31, 2017 (Unaudited)
SCHEDULE OF INVESTMENTS COMMON STOCK — 91.4%
	Shares	Value

CONSUMER DISCRETIONARY — 17.2%
Advance Auto Parts	8,000	$896,080
AMC Networks, Cl A *	14,000	895,300
Discovery Communications, Cl C *	29,525	682,913
Liberty Expedia Holdings, Cl A *	12,480	711,984
Liberty Interactive QVC Group, Cl A *	35,000	837,900
Liberty SiriusXM Group, Cl C *	17,225	792,350
Michael Kors Holdings *	9,625	350,735
News, Cl A	26,325	386,977
News, Cl B	61,300	877,203
Target	13,000	736,710

		7,168,152

CONSUMER STAPLES — 6.2%
Coca-Cola	22,000	1,008,480
CVS Health	8,000	639,440
Kellogg	5,700	387,600
Wal-Mart Stores	6,600	527,934

		2,563,454

ENERGY — 4.2%
Antero Resources *	38,700	797,994
Marathon Petroleum	4,900	274,351
Range Resources	16,000	337,760
Valero Energy	4,975	343,126

		1,753,231

FINANCIALS — 12.7%
Allstate	9,325	848,575
Berkshire Hathaway, Cl B *	10,000	1,749,700
CIT Group	11,600	552,740
Citigroup	3,400	232,730
Loews	7,950	387,006
Progressive	19,600	923,748
Willis Towers Watson	4,000	595,520

		5,290,019

HEALTH CARE — 17.4%
Allergan	5,000	1,261,650
Cigna	4,725	820,071
Express Scripts Holding *	11,100	695,304
Gilead Sciences	17,000	1,293,530
Laboratory Corp of America Holdings *	6,525	1,036,888
McKesson	6,100	987,407
Pfizer	19,550	648,278
Teva Pharmaceutical Industries ADR	15,900	511,503

		7,254,631

INDUSTRIALS — 1.7%
JetBlue Airways *	14,000	307,020
United Continental Holdings *	6,000	406,080

		713,100

INFORMATION TECHNOLOGY — 21.2%
Alphabet, Cl C *	437	406,628
Apple	6,340	942,948

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO July 31, 2017 (Unaudited)
COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
Avnet	25,800	$990,204
Cisco Systems	31,100	978,095
Dell Technologies - VMware, Cl V *	17,000	1,092,590
DXC Technology	1,718	134,657
eBay *	9,900	353,727
First Solar *	13,000	641,030
Hewlett Packard Enterprise	20,000	350,200
NetApp	15,300	664,326
Oracle	11,900	594,167
QUALCOMM	19,050	1,013,270
Western Digital	7,875	670,320

		8,832,162

TELECOMMUNICATION SERVICES — 2.9%
Verizon Communications	25,125	1,216,050

UTILITIES — 7.9%
FirstEnergy	58,675	1,872,319
National Grid ADR	7,516	469,825
PPL	24,275	930,461

		3,272,605

TOTAL COMMON STOCK (Cost $31,919,563)		38,063,404

SHORT-TERM INVESTMENT (A) — 8.4%
Federated Government Obligations Money Market Fund, 0.860%	3,495,062	3,495,062

TOTAL SHORT-TERM INVESTMENT (Cost $3,495,062)		3,495,062

TOTAL INVESTMENTS— 99.8% (Cost $35,414,625)†		$41,558,466

Percentages are based on Net Assets of $41,647,090.

*      Non-income producing security.

(A)   The rate reported is the 7-day effective yield as of July 31, 2017.

ADR       American Depositary Receipt

Cl          Class

† At July 31, 2017, the tax basis cost of the Portfolio’s investments was $35,414,625, and the unrealized appreciation and depreciation were $6,762,577 and $(618,736), respectively.

As of July 31, 2017, all of the Portfolio's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017